Summary of principal accounting policies (Details Narrative)	3 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Income tax examination, likelihood of unfavorable settlement	Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized